Schedule of movement in deferred tax balances (Details) $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Income Taxes
Property and equipment, Beginning balance	$ (524)
Property and equipment, Recognized in Profit and Loss	214
Property and equipment, Recognized in Equity
Property and equipment, Ending balance	(310)
Intangible assets, Beginning balance	(89)
Intangible assets, Recognized in Profit and Loss	(74)
Intangible assets, Recognized in Equity
Intangible assets, Ending balance	(163)
Investments at fair value, Beginning balance
Investments at fair value, Recognized in Profit and Loss	(99)
Investments at fair value, Recognized in Equity
Investments at fair value, Ending balance	(99)
Right of use assets, Beginning balance
Right of use assets, Recognized in Profit and Loss	(39)
Right of use assets, Recognized in Equity
Right of use assets, Ending balance	(39)
Tax reserves and other, Beginning balance	(5)
Tax reserves and other, Recognized in Profit and Loss	3
Tax reserves and other, Recognized in Equity
Tax reserves and other, Ending balance	2
Tax loss carryforwards, Beginning balance	618
Tax loss carryforwards, Recognized in Profit and Loss	(5)
Tax loss carryforwards, Recognized in Equity
Tax loss carryforwards, Ending balance	613
Net tax (assets) liabilities, Beginning balance
Net tax (assets) liabilities, Recognized in Profit and Loss
Net tax (assets) liabilities, Recognized in Equity
Net tax (assets) liabilities, Ending balance